                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-08

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street Suite 1808
         New Orleans, LA 70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:



/s/ George V. Young                    New Orleans, LA                   4-29-08
-------------------                    ---------------                   -------
     [Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-____________   __________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:         103
Form 13F Information Table Value Total:     $864,106
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name

___   28-____________   _______________________________

[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2008

          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       Column 8
                                                          VALUE    SHRS OR                  INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
       --------------        -------------- ----------- --------- --------- ------ -------- ---------- -------- ---- --------- -----
LUMINEX CORP DEL             COM            55027E 10 2    89,136 4,536,185                 OTHER                    4,536,185
GULF ISLAND FABRICATION INC  COM            402307 10 2    53,160 1,850,975                 OTHER                    1,850,975
3-D SYS CORP DEL             COM NEW        88554D 20 5    48,347 3,291,149                 OTHER                    3,291,149
AMERICAN VANGUARD CORP       COM            030371 10 8    46,304 2,782,719                 OTHER                    2,782,719
PHI INC                      COM NON VTG    69336T 20 5    45,910 1,455,599                 OTHER                    1,455,599
AAR CORP                     COM            000361 10 5    41,970 1,539,050                 OTHER                    1,539,050
DELTA PETE CORP              COM NEW        247907 20 7    40,135 1,780,600                 OTHER                    1,780,600
EPIQ SYS INC                 COM            26882D 10 9    38,129 2,456,776                 OTHER                    2,456,776
O REILLY AUTOMOTIVE INC      COM            686091 10 9    34,833 1,221,342                 OTHER                    1,221,342
ION GEOPHYSICAL CORP         COM            462044 10 8    33,395 2,419,900                 OTHER                    2,419,900
FIRST ST BANCORPORATION      COM            336453 10 5    29,257 2,185,007                 OTHER                    2,185,007
HENRY JACK  & ASSOC INC      COM            426281 10 1    22,413   908,500                 OTHER                      908,500
QUEST DIAGNOSTICS INC        COM            74834L 10 0    22,076   487,650                 OTHER                      487,650
WELLS FARGO & CO NEW         COM            949746 10 1    20,182   693,542                 OTHER                      693,542
NOBLE INTL LTD               COM            655053 10 6    18,893 3,022,879                 OTHER                    3,022,879
CABELAS INC                  COM            126804 30 1    16,927 1,195,425                 OTHER                    1,195,425
VARIAN MED SYS INC           COM            92220P 10 5    14,743   314,750                 OTHER                      314,750
STEWART ENTERPRISES INC      CL A           860370 10 5    12,043 1,875,850                 OTHER                    1,875,850
COLLECTIVE BRANDS INC        COM            19421W 10 0    11,983   988,710                 OTHER                      988,710
BALDOR ELEC CO               COM            057741 10 0    11,885   424,470                 OTHER                      424,470
HANCOCK HLDG CO              COM            410120 10 9    10,539   250,807                 OTHER                      250,807
QUICKSILVER RESOURCES INC    COM            74837R 10 4     9,105   249,250                 OTHER                      249,250
GARMIN LTD                   ORD            G37260 10 9     8,901   164,800                 OTHER                      164,800
KANSAS CITY SOUTHERN         COM NEW        485170 30 2     8,898   221,835                 OTHER                      221,835
JP MORGAN CHASE & CO         COM            46625H 10 0     8,073   187,966                 OTHER                      187,966
PHI INC                      COM VTG        69336T 10 6     7,677   251,700                 OTHER                      251,700
NIC INC                      COM            62914B 10 0     7,600 1,068,900                 OTHER                    1,068,900
INTERNATIONAL SHIPHOLDING CO COM NEW        460321 20 1     7,480   390,576                 OTHER                      390,576
EXXON MOBIL CORP             COM            30231G 10 2     6,633    78,417                 OTHER                       78,417
SOUTHWESTERN ENERGY CO       COM            845467 10 9     6,516   193,400                 OTHER                      193,400
BLOCK H & R INC              COM            093671 10 5     6,492   312,711                 OTHER                      312,711
TIDEWATER INC                COM            886423 10 2     6,415   116,400                 OTHER                      116,400
MARCUS CORP                  COM            566330 10 6     6,056   315,400                 OTHER                      315,400
CARTER INC                   COM            146229 10 9     5,896   365,100                 OTHER                      365,100
SCHLUMBERGER LTD             COM            806857 10 8     5,324    61,200                 OTHER                       61,200

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2008

TITAN INTL INC ILL           COM            88830M 10 2     5,309   173,450                 OTHER                      173,450
ZOLTEK COS INC               COM            98975W 10 4     5,280   199,100                 OTHER                      199,100
POOL CORPORATION             COM            73278L10 5      4,973   263,283                 OTHER                      263,283
BANK OF AMERICA CORPORATION  COM            060505 10 4     4,489   118,423                 OTHER                      118,423
MURPHY OIL CORP              COM            626717 10 2     4,435    53,998                 OTHER                       53,998
CHEESECAKE FACTORY INC       COM            163072 10 1     4,395   201,700                 OTHER                      201,700
BANK OF THE OZARKS INC       COM            063904 10 6     4,117   172,250                 OTHER                      172,250
US BANCORP DEL               COM NEW        902973 30 4     4,096   126,588                 OTHER                      126,588
DAKTRONICS INC               COM            234264 10 9     3,974   221,900                 OTHER                      221,900
WESTAR ENERGY INC            COM            95709T 10 0     3,615   158,750                 OTHER                      158,750
WHITNEY HLDG CORP            COM            966612 10 3     3,454   139,344                 OTHER                      139,344
DST SYS INC DEL              COM            233326 10 7     2,812    42,768                 OTHER                       42,768
CISCO SYS INC                COM            17275R 10 2     2,739   113,691                 OTHER                      113,691
FLOWERS FOODS INC            COM            343498 10 1     2,381    96,200                 OTHER                       96,200
DRESSER-RAND GROUP INC       COM            261608 10 3     2,352    76,500                 OTHER                       76,500
BIO RAD LABS INC             CL A           090572 20 7     2,242    25,200                 OTHER                       25,200
YRC WORLDWIDE INC            COM            984249 10 2     2,055   156,600                 OTHER                      156,600
AT&T INC                     COM            00206R 10 2     1,998    52,165                 OTHER                       52,165
VITRAN CORP INC              COM            92850E 10 7     1,652   115,800                 OTHER                      115,800
CERNER CORP                  COM            156782 10 4     1,625    43,600                 OTHER                       43,600
SCOTTS MIRACLE GRO CO        CL A           810186 10 6     1,551    47,840                 OTHER                       47,840
JOHNSON & JOHNSON            COM            478160 10 4     1,529    23,570                 OTHER                       23,570
MCDONALDS CORP               COM            580135 10 1     1,372    24,600                 OTHER                       24,600
TRAVELERS COMPANIES INC      COM            89417E 10 9     1,330    27,800                 OTHER                       27,800
LEGGETT & PLATT INC          COM            524660 10 7     1,317    86,364                 OTHER                       86,364
PROCTER & GAMBLE CO          COM            742718 10 9     1,235    17,620                 OTHER                       17,620
BROOKE CORP                  COM            112502 10 9     1,228   378,900                 OTHER                      378,900
REGIONS FINANCIAL CORP NEW   COM            7591EP 10 0     1,194    60,476                 OTHER                       60,476
MARSH  & MCLENNAN COS INC    COM            571748 10 2     1,166    47,900                 OTHER                       47,900
HOME BANCSHARES INC          COM            436893 20 0     1,112    53,300                 OTHER                       53,300
PFIZER INC                   COM            717081 10 3     1,105    52,810                 OTHER                       52,810
GENERAL ELECTRIC CO          COM            369604 10 3     1,091    29,469                 OTHER                       29,469
DISNEY WALT CO               COM DISNEY     254687 10 6       992    31,600                 OTHER                       31,600
GOLDMAN SACHS GROUP INC      COM            38141G 10 4       943     5,700                 OTHER                        5,700
COLGATE PALMOLIVE CO         COM            194162 10 3       938    12,039                 OTHER                       12,039
BP PLC                       SPONSORED ADR  055622 10 4       888    14,649                 OTHER                       14,649
CHEVRON CORP NEW             COM            166764 10 0       791     9,262                 OTHER                        9,262
KEYCORP NEW                  COM            493267 10 8       784    35,700                 OTHER                       35,700
GRAINGER W W INC             COM            384802 10 4       764    10,000                 OTHER                       10,000
PEPSICO INC                  COM            713448 10 8       751    10,395                 OTHER                       10,395

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2008

CONOCOPHILLIPS               COM            20825C 10 4       691     9,063                 OTHER                        9,063
AFLAC INC                    COM            001055 10 2       650    10,000                 OTHER                       10,000
PNC FINL SVCS GROUP INC      COM            693475 10 5       623     9,500                 OTHER                        9,500
ALLSTATE CORP                COM            020002 10 1       577    12,000                 OTHER                       12,000
SOUTHWEST BANCORP INC OKLA   COM            844767 10 3       534    30,500                 OTHER                       30,500
KIMBERLY CLARK CORP          COM            494368 10 3       503     7,800                 OTHER                        7,800
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       501     4,354                 OTHER                        4,354
SCHERING PLOUGH CORP         COM            806605 10 1       500    34,700                 OTHER                       34,700
MERCK & CO INC               COM            589331 10 7       492    12,955                 OTHER                       12,955
MORGAN STANLEY               COM NEW        617446 44 8       461    10,082                 OTHER                       10,082
WAL MART STORES INC          COM            931142 10 3       453     8,600                 OTHER                        8,600
DELTIC TIMBER CORP           COM            247850 10 0       452     8,122                 OTHER                        8,122
BAXTER INTL INC              COM            071813 10 9       347     6,000                 OTHER                        6,000
3M CO                        COM            88579Y 10 1       317     4,000                 OTHER                        4,000
ANADARKO PETE CORP           COM            032511 10 7       316     5,008                 OTHER                        5,008
BRISTOL MYERS SQUIBB CO      COM            110122 10 8       315    14,800                 OTHER                       14,800
ANGLO AMERN PLC              ADR NEW        03485P 20 1       298    10,000                 OTHER                       10,000
CITIGROUP INC                COM            172967 10 1       296    13,798                 OTHER                       13,798
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       288     4,176                 OTHER                        4,176
HOME DEPOT INC               COM            437076 10 2       263     9,400                 OTHER                        9,400
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550 10 6       260     4,750                 OTHER                        4,750
PPG INDS INC                 COM            693506 10 7       255     4,216                 OTHER                        4,216
MICROSOFT CORP               COM            594918 10 4       229     8,080                 OTHER                        8,080
SHORE BANCSHARES INC         COM            825107 10 5       229    10,687                 OTHER                       10,687
EMERSON ELEC CO              COM            291011 10 4       226     4,400                 OTHER                        4,400
VERIZON COMMUNICATIONS INC   COM            92343V 10 4       220     6,038                 OTHER                        6,038
CAPITAL ONE FINL CORP        COM            14040H 10 5       205     4,173                 OTHER                        4,173
DEVELOPERS DIVERSIFIED RLTY  COM            251591 10 3       205     4,900                 OTHER                        4,900
                                                          864,106